UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1. Investment Company Act File Number: 811-22933

Date of Notification:  December 27, 2017

2. Exact name of Investment Company as specified in registration statement:

Griffin Institutional Access Real Estate Fund

3. Address of principal executive office: (number, street, city, state, zip code)

Griffin Capital Plaza

1520 E. Grand Avenue

El Segundo, CA 90245

4. Check one of the following:

A.	[X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	[ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Randy Anderson
Randy Anderson
Secretary

INCEPTION THROUGH 11/30/17 *

PERFORMANCE[2]

CUMULATIVE	27.72%
ANNUALIZED	7.42%

POSITIVE RETURNS[1]
13 out of 13 quarters

SHARPE RATIO	3.57[2]

The Fund Sharpe Ratio (a measure of risk-adjusted returns) was 3.57 — more than three times the Sharpe Ratio for the S&P 500 over the same period.

STANDARD DEVIATION	1.98[2]
ALPHA	5.98[2]
BETA	0.08[2]

PRIVATE FUND DIVERSIFICATION[8]

APPROXIMATELY $150B

GROSS ASSET VALUE 2,223

INVESTMENTS DIVERSIFIED BY SECTOR, GEOGRAPHY, AND MANAGER

* Fund inception date is 6/30/14.

December 27, 2017

Dear Fellow Shareholders:

We are pleased to present the Griffin Institutional Access™ Real Estate Fund (the “Fund”) Winter 2017 shareholder update. During 2017, we achieved several key milestones, including our three-year anniversary, and significant growth that brought our assets under management to nearly $2 billion. We greatly appreciate the support of our shareholders and broker-dealer partners, and we will remain true to our stated objective of delivering returns comprised of income and appreciation with moderate volatility and low correlation1 to the broader markets. From inception through November 30, 2017, the Fund’s Class A shares have generated a(n):

Randy I. Anderson, Ph.D., CRE Portfolio Manager Griffin Institutional Access Real Estate Fund

• Total cumulative return of 27.72% and 7.42% annualized 2

• Sharpe Ratio of 3.57 2

• Standard deviation less than that of the Bloomberg Barclays U.S. Aggregate Bond Index2

• Alpha of 5.98 2, 3

• Beta of 0.08 2, 3

Today, real estate fundamentals remain strong by all pertinent metrics. Overall occupancy remains roughly 200 basis points above the 20-year historical average,4 driven by demand from a steadily growing economy and relatively tepid growth in new supply for most core markets. A common theme repeated within our recent updates has been net operating income (NOI) growth. This growth-oriented investment strategy has served shareholders well, as appreciation returns have moderated and a majority of private real estate returns over the trailing four quarters have been attributable to income.4 We do not expect a reversal of this trend, and thus our focus will remain on constructing a portfolio of high-quality real estate poised to deliver a growing, durable income stream. As of October 2, 2017, the Fund was invested in 21 private real estate funds representing $149.96 billion of gross asset value with 2,252 assets diversified by sector, geography and manager.5

Since inception, the Fund remained overweight to private securities relative to our long-term target allocation. This overweight to private real estate has been a strong contributor to returns over the trailing year ending September 30, 2017, as publicly traded real estate investment trusts (REITs) produced a total return of 0.94% over that period.6 In addition to our equity portfolio, we continue to expand our exposure to private real estate debt securities. We are now invested in three private debt securities managed by “best in class” teams (MetLife, Prudential and Heitman). Moving forward, we will continue to grow our private debt exposure, which should, in turn, further diversify our portfolio and mitigate risk.

(Continued on page 3)

[1]	Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from -1 to 1. A positive correlation of 1 implies that as one security moves, either up or down, the other security will move in lockstep, in the same direction. A negative correlation of -1 indicates that the securities will move in the opposite direction. If the correlation is 0, the movements of the securities are said to have no correlation; they are completely random.
[2]	Source: Morningstar Direct as of 11/30/17. Performance reflects the reinvestment of dividends and other distributions. Due to financial statement adjustments, returns may differ. Past performance is not a guarantee of future results. A glossary of terms can be found on page 5.
[3]	Benchmark S&P 500.
[4]	Source: NCREIF Property Index (NPI) Trends Report, Q3 2017. One basis point is equal to 1/100th of 1%, or 0.01%.
[5]	Source: Aon Hewitt Investment Consulting. Fund size based on Gross Asset Value (GAV). Fund holdings as of 10/2/17. Fund allocation, sector, and geographic diversification are subject to change.
[6]	Source: FTSE NAREIT U.S. Equity REIT Index.

Past performance is no guarantee of future results. All metrics are based on load waived Class A shares and does not reflect a maximum sales charge of 5.75% for Class A shares. If the data reflected the deduction of such fees, the performance would be lower. The Fund offers five share classes: GIREX - Class A, GCREX - Class C, GRIFX - Class I, GLREX - Class L, and GMREX -Class M. For more information on the differences in share classes, refer to the applicable prospectus, which can be found at: www.griffincapital.com.

FUND PERFORMANCE SINCE INCEPTION (6/30/2014 TO 11/30/2017)

Growth of a $10,000 Investment

Performance Metrics	Cumulative Return	Annualized Return	Std Dev	Sharpe Ratio	Alpha	Beta
Griffin Institutional Access Real Estate Fund	27.72	7.42	1.98	3.57	5.98	0.08
Bloomberg Barclays U.S. Aggregate Bond Index	8.47	2.41	2.78	0.73	2.33	-0.03
S&P 500	45.13	11.52	9.83	1.13	0.00	1.00

Risk & Return

Source: Morningstar Direct. Performance reflects the reinvestment of dividends or other distributions. A glossary of terms can be found on page 5.

Past performance is no guarantee of future results. All metrics are based on load waived Class A shares and does not reflect a maximum sales charge of 5.75% for Class A shares. If the data reflected the deduction of such fees, the performance would be lower. The Fund offers five share classes: GIREX - Class A, GCREX - Class C, GRIFX - Class I, GLREX - Class L, and GMREX - Class M. For more information on the differences in share classes, refer to the applicable prospectus, which can be found at: www.griffincapital.com.

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“Slow growth and low interest rates create an excellent environment for commercial real estate, and we look forward to capitalizing on future opportunities to generate strong riskadjusted returns for our shareholders.”

(Investor Update continued)

U.S. REITs have grown increasingly attractive over the past quarter, and as such we slightly increased our portfolio’s exposure. Currently, the implied cap rate for REITs is 5.7%,7 which is roughly 81 basis points above the 3Q17 NCREIF Property Index (NPI)8 cap rate. This relative valuation gap indicates that public REITs are undervalued relative to their private peers. Should this imbalance persist, we would expect to see an increase in the frequency of public to private trades, such as Brookfield’s announcement to take GGP Inc. private. During the third quarter, e-commerce and logistics companies continued to drive unprecedented demand for industrial properties. The overall industrial vacancy rate declined to 3.93% during the quarter—the second lowest level since 2001—while recent NOI growth rose to levels unseen since 2000.8 Office fundamentals continue to benefit from an overall expanding economy led by growth in technology, financial services, and government and co-working segments. We expect this sector to continue to see outsized growth as leases signed 5+ years ago are renegotiated within a much more favorable environment for landlords. This has translated into trailing four quarter NOI growth for office assets of 7.85%,8 nearly four times the historical average. National socioeconomic conditions continued to support multifamily demand. Overall, the U.S. vacancy rate is still near its cyclical bottom, and the homeownership rate of 63.9%9 is still near the 50-year low. We expect tax reform will do little to shift these trends since Trump’s proposed tax plan is less friendly to homeowners.

We are proud of our performance to date. Our Sharpe ratio of 3.57 since inception10 is more than three times the S&P 500. Further, our standard deviation of 1.9810 was less than that of the Bloomberg Barclays Aggregate Bond Index over the same period. Despite continued geopolitical uncertainties, we are more informed than we were even one quarter ago. Jerome Powell will be the next Federal Reserve Chair, and we have more information related to tax reform. The Chicago Board Options Exchange Volatility Index (VIX), a measure of market volatility, reached an all-time end of day low during the fourth quarter,11 a testament to the confidence market participants have shown. Further, the economy has yet to exhibit typical late-cycle characteristics that indicate a low probability of a recession. Slow growth and low interest rates create an excellent environment for commercial real estate, and we look forward to capitalizing on future opportunities to generate strong risk-adjusted returns for our shareholders. On behalf of the entire Griffin Team, we thank you for your continued confidence.

On behalf of the entire Griffin Capital team, we thank you for your continued confidence in the Fund.

Sincerely,

Randy I. Anderson, Ph.D., CRE
Portfolio Manager

Griffin Institutional Access Real Estate Fund

7	Source: Citi Research, 11/9/2017.
8	Source: NCREIF Property Index (NPI) Trends Report, Q3 2017.
9	Source: Bloomberg as of 9/30/17.
10	Source: Morningstar as of 11/30/17.
11	Source: Morningstar Direct as of 11/3/17.

Griffin Institutional Access Real Estate Fund (the “Fund”) is a closed-end interval fund. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at net asset value. The Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment.

3

Page Intentionally Blank

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GLOSSARY

Alpha: A measure of risk-adjusted return implying how much a fund/manager outperformed its benchmark, given its risk profile.

Beta: A measure of systematic risk (volatility), or the sensitivity of a fund to movements in a benchmark. A beta of 1 implies that you can expect the movement of a fund's return series to match that of the benchmark used to measure beta. A value of less than 1 implies that the fund is less volatile than the index.

Bloomberg Barclays U.S. Aggregate Bond Index: Measures the performance of the U.S. investment grade bond market.

Chicago Board Options Exchange Volatility Index (VIX): A key measure of market expectations of near-term volatility conveyed by S&P 500 stock index option prices.

Correlation: A statistical measure of how two securities move in relation to each other. A correlation ranges from -1 to 1. A positive correlation of 1 implies that as one security moves, either up or down, the other security will move in lockstep, in the same direction. A negative correlation of -1 indicates that the securities will move in the opposite direction. If the correlation is 0, the movements of the securities are said to have no correlation; they are completely random.

FTSE NAREIT U.S. All Equity REIT Index: Contains all tax-qualified real estate investment trusts (REITs) with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property that also meet minimum size and liquidity criteria.

Net Asset Value (NAV): Represents a fund's per-share price. NAV is calculated by dividing a fund's total net assets by its number of shares outstanding.

Net Operating Income (NOI): A calculation used to analyze real estate investments that generate income. Net operating income equals all revenue from the property minus necessary operating expenses.

NCREIF Property Index (NPI): A quarterly, unleveraged composite total return index for private commercial real estate properties held for investment purposes only. All properties in the NPI have been acquired, at least in part, on behalf of tax-exempt institutional investors and held in a fiduciary environment.

S&P 500: An index based on market cap of the 500 largest companies having stock listed on the New York Stock Exchange (NYSE) or NASDAQ.

Sharpe Ratio: Measures risk-adjusted returns by calculating the excess return (above the risk free rate) per unit of risk (standard deviation). The higher the ratio, the better the risk-adjusted returns. The average 3 month U.S. Treasury T-bill auction was used as the risk free rate in this material.

Standard Deviation: Measures the average deviations of a return series from its mean, and is often used as a measure of volatility/risk. A large standard deviation implies that there have been large swings in the return series of the manager.

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DISCLOSURES

All Morningstar calculations and metrics are based on monthly data. CALCULATIONS AND METRICS REFLECT A LOAD WAIVED, CLASS A SHARE (GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND). Investors of the load waived class A share do not pay a front-end sales load.

You cannot invest directly in an index. Index performance does not represent actual Fund or portfolio performance. A fund or portfolio may differ significantly from the securities included in the index. Index performance assumes reinvestment of dividends but does not reflect any management fees, transaction costs or other expenses that would be incurred by a fund or portfolio, or brokerage commissions on transactions in fund shares. Such fees, expenses, and commissions could reduce returns.

Private real estate funds, like the other securities in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle and also may employ leverage such that their returns are more than one times that of their benchmark which will amplify losses suffered by the Fund when compared to unleveraged investments.

The Fund's investments may be negatively affected by the broad investment environment and capital markets in which the Fund invests, including the real estate market, the debt market and/or the equity securities market. The value of the Fund's investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund's shares to increase or decrease. The Fund is "nondiversified" under the Investment Company Act of 1940 since changes in the financial condition or market value of a single issuer may cause a greater fluctuation in the Fund's net asset value than in a "diversified" fund. However, at times the Fund may temporarily operate as "diversified." The Fund is not intended to be a complete investment program.

Investors in the Fund should understand that the net asset value ("NAV") of the Fund will fluctuate, which may result in a loss of the principal amount invested. The Fund is a closed-end interval fund that provides liquidity to shareholders through a quarterly repurchase offer. The Repurchase Offer Amount will be no less than 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. The sale of securities could reduce the market price of those securities, which in turn would reduce the Fund's net asset value. Currently, no secondary market exists for the Fund's shares, and the Fund expects that no secondary market will develop.

The Fund's investment in Private Investment Funds will require it to bear a pro rata share of the vehicles' expenses, including management and performance fees. Also, once an investment is made in a Private Investment Fund, neither the Advisor nor any Sub-Advisor will be able to exercise control over investment decisions made by the Private Investment Fund. The Fund will not invest in real estate directly, but, because the Fund will concentrate its investments in securities of REITs and other real estate industry issuers, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of companies engaged in the real estate industry is affected by: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage.

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DISCLOSURES

The investment funds and managers listed herein are a representative sample of the investment funds and managers in which Griffin Institutional Access Real Estate Fund is invested in as of 10/02/17: Clarion Lion Properties Fund 12.79%; Morgan Stanley Prime Property Fund 12.13%; Prudential PRISA 11.24%; CBRE US Core Partners 4.65%; Clarion Lion Industrial Trust 4.65%; Guggenheim US Property Fund 3.96%; Simon Property Group Inc. 1.06%; Equinix, Inc. 0.94%; Prologis, Inc. 0.78%; AvalonBay Communities Inc. 0.68%; Boston Properties 0.56%. Neither Griffin Institutional Access Real Estate Fund, Griffin Capital nor ALPS Distributors, Inc. is affiliated with any investment fund or manager listed herein.

By investing in the Fund, a shareholder will not be deemed to be an investor in any underlying fund and will not have the ability to exercise any rights attributable to an investor in any such underlying fund related to their investment.

As of 11/30/17 the Fund has returned 7.42% (annualized) since inception. The Fund's inception date was 6/30/2014. The total gross expense ratio is 2.42% for Class A, 3.17% for Class C, 2.17% for Class I, 2.67% for Class L, and 2.92% for Class M. Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. The maximum sales charge is 5.75% for Class A shares and 4.25% for Class L shares. Class C shareholders may be subject to a contingent deferred sales charge equal to 1.00% of the original purchase price of Class C shares redeemed during the first 365 days after their purchase. The Fund has contractually agreed to waive its fees to the extent that they exceed 1.91 % for Class A, 2.66% for Class C, 1.66% for Class I , and 2.41% for Class M until February 1,2018. The Fund has contractually agreed to waive its fees to the extent that they exceed 2.16% for Class L until May 31,2018. Without the waiver, the expenses would have been higher. The Fund's return does not reflect the deduction of all fees and if the Fund return reflected the deduction of such fees, the performance would be lower.

Visit www.griffincapitalxom for current performance.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Current performance of Griffin Institutional Access Real Estate Fund may be lower or higher than the performance quoted. The most recent month end performance is available at www.griffincapital.com. Performance data uses a load-waived, Class A share and does not reflect a maximum sales charge of 5.75% for Class A shares. If the data reflected the deduction of such fees, the performance would be lower.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned herein. The subject matter contained herein has been derived from several sources believed to be reliable and accurate at the time of compilation. Griffin Capital Securities, LLC does not accept any liability for losses either direct or consequential caused by the use of this information.

Distribution Policy Risk: The Fund's distribution policy is to make quarterly distributions to shareholders. All or a portion of a distribution may consist solely of a return of capital (i.e. from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. Sources of distributions to shareholders for tax reporting purposes will depend upon the Fund's investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. Pursuant to Section 852 of the Internal Revenue Code, the taxability of distributions will be reported on Form 1099-DIV.

 7

GRIFFIN CAPITAL SECURITIES
guardians of wealth

18191 Von Karman Avenue
Suite 300
Irvine, CA 92612
949.270.9300

www.griffincapital.com

Not a deposit	May lose value	No bank guarantee
Not insured by the FDIC, NCUA or any other government agency		

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND. THIS AND OTHER IMPORTANT INFORMATION ABOUT THE FUND IS CONTAINED IN THE PROSPECTUS, WHICH CAN BE OBTAINED BY CONTACTING YOUR FINANCIAL ADVISOR OR VISITING WWW.GRIFFINCAPITAL.COM. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

Griffin Capital Securities, LLC is the exclusive wholesale marketing agent for Griffin Institutional Access Real Estate Fund. ALPS Distributors, Inc. is the distributor of Griffin Institutional Access Real Estate Fund. Griffin Capital and ALPS Distributors, Inc. are not affiliated.

ALPS Distributor, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203, Member FINRA.

©2017 Griffin Institutional Access Real Estate Fund. All rights reserved.

IU-GI821 (121917) | GFC000653 | Exp. 12.31.2018

GX-IU3902 (1217)

 GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND

NOTICE OF QUARTERLY REPURCHASE OFFER

**IF YOU DO NOT WISH TO SELL YOUR SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE**

December 27, 2017

Dear Griffin Institutional Access Real Estate Fund Shareholder,

Thank you for your investment. The purpose of this Notice is to announce the quarterly repurchase offer for the Griffin Institutional Access Real Estate Fund (the “Fund”). Quarterly repurchase offers provide shareholders with access to their assets and a degree of liquidity. You will receive a notice similar to this once per quarter. The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer period.

The repurchase offer period will begin on December 27, 2017 and end on February 5, 2018. If you own shares through a Broker/Dealer or Adviser, please contact your financial professional.

Class C shareholders who tender for repurchase of such shareholder’s Class C shares that have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund's distributor out of the repurchase proceeds. Shares acquired through the Fund’s Automatic Investment Program, reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge.

If you wish to tender shares, your financial professional will provide you with specific instructions. If you are unable to contact your financial professional or own shares directly and wish to tender shares you can alternatively complete the attached Repurchase Request Form.

All Repurchase Requests must be completed in proper form and received by the Fund’s Transfer Agent by 4:00 p.m., Eastern Time, on Monday, February 5, 2018, to be effective.

For details of the offer, please refer to the attached Repurchase Offer document or you may call us at 1-888-926-2688.

Sincerely,

Griffin Institutional Access Real Estate Fund

The Repurchase Request Deadline will be strictly observed. If you fail to submit your repurchase request in proper form to the Transfer Agent prior to the Repurchase Request Deadline, the Fund will not repurchase your shares or a portion thereof until a subsequent quarterly repurchase offer, at which time you must submit a new repurchase request for that offer. Shares would be subject to NAV fluctuation during that time.

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND

REPURCHASE OFFER

1. The Offer. Griffin Institutional Access Real Estate Fund (the “Fund”) is offering to repurchase, for cash, up to five percent (5%) of its issued and outstanding shares (Class A, Class C, Class I, Class L and Class M shares) at a price equal to the net asset value (“NAV”) as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a level of liquidity to shareholders since no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund's currently effective prospectus and statement of additional information.

2. Net Asset Value. The Fund’s NAV on December 20, 2017, of the Class A shares (GIREX) was $26.98 per share, of the Class C shares (GCREX) was $26.52 per share, of the Class I shares (GRIFX) was $27.14 per share, of the Class L shares (GLREX) was $26.96 per share and of the Class M shares (GMREX) was $26.83 per share. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date (defined below). The Fund’s NAV can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you return your Repurchase Request Form. The current NAV may be obtained by calling 1-888-926-2688 and asking for the most recent price or by visiting http://www.griffincapital.com. The shares of the Fund are not traded on any organized market or securities exchange.

3. Repurchase Request Deadline. All Repurchase Requests must be received in proper form by 4:00 p.m., Eastern Time, on February 5, 2018.

4. Repurchase Pricing Date. The NAV used to calculate the repurchase price will be determined on February 5, 2018 (the “Repurchase Pricing Date”). This may be higher or lower than the NAV on the date on which you return your Repurchase Request Form.

5. Payment for Shares Repurchased. The Fund expects to make payments for all shares repurchased the day following the Repurchase Pricing Date. In any event, the Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee.

6. Increase in Number of Shares Repurchased. If shareholders tender for repurchase more than five percent (5%) of the Fund’s outstanding shares (“Repurchase Offer Amount”), the Fund may, but is not required to, repurchase an additional amount of shares not to exceed two percent (2%) of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred (100) shares and who tender all of their shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is your obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan.

7. Withdrawal or Modification. Tenders of shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on February 5, 2018.

8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board, including a majority of the independent Trustees, and only in the following limited circumstances:

•	If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

•	For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;

•	For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the Fund's NAV of each of the Fund’s Class A, Class C, Class I, Class L and Class M shares; and

•	For any other periods that the U.S. Securities and Exchange Commission may permit by order for the protection of shareholders.

9. Tax Consequences. You should review the tax information in the Fund's prospectus and statement of additional information and consult with your tax adviser regarding any specific consequences, including potential state and local tax consequences, of participating in the repurchase. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held by you.

10. Contingent Deferred Sales Charges Class C Shares. Class A, Class I, Class L and Class M shareholders are not subject to a contingent deferred sales charge. Class C shareholders who tender for repurchase of such shareholder’s Class C shares that have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund's distributor out of the repurchase proceeds. The Fund or its designee may waive the imposition of the contingent deferred sales charge in the following shareholder situations: (1) shareholder death or (2) shareholder disability. Any such waiver does not imply that the contingent deferred sales charge will be waived at any time in the future or that such contingent deferred sales charge will be waived for any other shareholder. Shares acquired through the Fund’s Automatic Investment Program, reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge.

11. No Redemption Fee. No redemption fees will apply if you sell your shares pursuant to the Fund’s quarterly repurchase program. As stated above, a contingent deferred sales charge may apply to Class C shares tendered for repurchase.

12. Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund's counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders. The Fund's interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, the Investment Adviser, the Sub-Advisers, the Transfer Agent, the Fund's Distributor, nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Investment Adviser, the Sub-Advisers, nor the Fund's Distributor, is or will be obligated to ensure that your financial consultant, or any broker-dealer or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund's currently effective prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For additional information about this Repurchase Offer, contact your financial consultant.

REPURCHASE REQUEST FORM

MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME, MONDAY,

FEBRUARY 5, 2018

Regular Mail: Griffin Institutional Access Real Estate Fund c/o DST Systems, Inc. PO Box 219133 Kansas City, MO 64121-9133	Overnight Mail: Griffin Institutional Access Real Estate Fund c/o DST Systems, Inc. 430 W 7th Street Kansas City, MO 64105-1407

Please accept this tender of shares as designated below for repurchase at a price equal to their net asset value on the Repurchase Pricing Date.

I understand that this quarterly repurchase offer is limited to five percent (5%) of the outstanding shares of the Griffin Institutional Access Real Estate Fund (the “Fund”) and, that, if the offer is oversubscribed, the Fund may not purchase the full amount of the shares that I am requesting, in which case the Fund will repurchase shares on a pro rata basis.

For Class C Shareholders Only: I understand that tendering Class C Shares that have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund's distributor out of the repurchase proceeds. Shares acquired through the Fund’s Automatic Investment Program, reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge.

Name(s) of Registered Shareholders:

Account Number:

Daytime Telephone Number:

Shares Tendered (check only ONE option and fill in number or dollar amount as appropriate):

Class of Shares to be tendered:

Class A Shares (GIREX): ____ Class C Shares (GCREX): ____ Class I Shares (GRIFX): ____

Class L Shares (GLREX): ____ Class M Shares (GMREX): _____

(if tendering more than one share class, please submit a separate form for each share class)

Full Tender:	Please tender all shares in my account.

Partial Tender:	Please tender shares from my account.

Dollar Amount:	Please tender enough shares to net $ .

PLEASE NOTE:

1.	A TENDER REQUEST THAT DOES NOT SPECIFY A FULL TENDER, A NUMBER OF SHARES TENDERED OR A DOLLAR AMOUNT TENDERED WILL BE REJECTED.

2.	Alterations to this form are prohibited and the request will be rejected.

3.	To prevent backup withholding please ensure that a completed and signed application form or a Form W-9 (or Form W-8 for Non-U.S. shareholders) has been previously submitted.

Payment and Delivery Instructions:

Unless alternative instructions are given below, the check will be issued to the name(s) of the registered shareholder(s) and mailed to the address of record.

Alternative mailing instructions:

Signature Guarantee:

ALL signatures MUST be guaranteed by an employee of a member firm of a regional or national securities exchange or of the Financial Industry Regulatory Authority, Inc., by an employee of a commercial bank or trust company having an office, branch or agency in the United States or any other "eligible guarantor institution" as that term is defined in Rule 17Ad-15(a)(2) of the Securities Exchange Act of 1934, as amended.

Signature Guaranteed By:

Medallion Signature Guarantee may be required if (i) repurchase offers are greater than or equal to $100,000; (ii) proceeds of the repurchase are to be made payable via check to someone other than the registered account’s owner(s); or (iii) proceeds are to be made payable as the account is registered but mailed to an address other than the address of record on the account. Please contact the Fund at 1-888-926-2688 to determine if a Medallion Signature Guarantee is necessary for your repurchase.

Account Owner Signature:

Date:

Joint Account Owner

Signature (if applicable):

Date:

INCEPTION THROUGH 11/30/17 *

PERFORMANCE[2]

CUMULATIVE	27.72%
ANNUALIZED	7.42%

POSITIVE RETURNS[1]
13 out of 13 quarters

SHARPE RATIO	3.57[2]

The Fund Sharpe Ratio (a measure of risk-adjusted returns) was 3.57 — more than three times the Sharpe Ratio for the S&P 500 over the same period.

STANDARD DEVIATION	1.98[2]
ALPHA	5.98[2]
BETA	0.08[2]

PRIVATE FUND DIVERSIFICATION[8]

APPROXIMATELY $150B

GROSS ASSET VALUE 2,223

INVESTMENTS DIVERSIFIED BY SECTOR, GEOGRAPHY, AND MANAGER

* Fund inception date is 6/30/14.

December 27, 2017

Dear Fellow Shareholders:

We are pleased to present the Griffin Institutional Access™ Real Estate Fund (the “Fund”) Winter 2017 shareholder update. During 2017, we achieved several key milestones, including our three-year anniversary, and significant growth that brought our assets under management to nearly $2 billion. We greatly appreciate the support of our shareholders and broker-dealer partners, and we will remain true to our stated objective of delivering returns comprised of income and appreciation with moderate volatility and low correlation1 to the broader markets. From inception through November 30, 2017, the Fund’s Class A shares have generated a(n):

Randy I. Anderson, Ph.D., CRE Portfolio Manager Griffin Institutional Access Real Estate Fund

• Total cumulative return of 27.72% and 7.42% annualized 2

• Sharpe Ratio of 3.57 2

• Standard deviation less than that of the Bloomberg Barclays U.S. Aggregate Bond Index2

• Alpha of 5.98 2, 3

• Beta of 0.08 2, 3

Today, real estate fundamentals remain strong by all pertinent metrics. Overall occupancy remains roughly 200 basis points above the 20-year historical average,4 driven by demand from a steadily growing economy and relatively tepid growth in new supply for most core markets. A common theme repeated within our recent updates has been net operating income (NOI) growth. This growth-oriented investment strategy has served shareholders well, as appreciation returns have moderated and a majority of private real estate returns over the trailing four quarters have been attributable to income.4 We do not expect a reversal of this trend, and thus our focus will remain on constructing a portfolio of high-quality real estate poised to deliver a growing, durable income stream. As of October 2, 2017, the Fund was invested in 21 private real estate funds representing $149.96 billion of gross asset value with 2,252 assets diversified by sector, geography and manager.5

Since inception, the Fund remained overweight to private securities relative to our long-term target allocation. This overweight to private real estate has been a strong contributor to returns over the trailing year ending September 30, 2017, as publicly traded real estate investment trusts (REITs) produced a total return of 0.94% over that period.6 In addition to our equity portfolio, we continue to expand our exposure to private real estate debt securities. We are now invested in three private debt securities managed by “best in class” teams (MetLife, Prudential and Heitman). Moving forward, we will continue to grow our private debt exposure, which should, in turn, further diversify our portfolio and mitigate risk.

(Continued on page 3)

[1]	Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from -1 to 1. A positive correlation of 1 implies that as one security moves, either up or down, the other security will move in lockstep, in the same direction. A negative correlation of -1 indicates that the securities will move in the opposite direction. If the correlation is 0, the movements of the securities are said to have no correlation; they are completely random.
[2]	Source: Morningstar Direct as of 11/30/17. Performance reflects the reinvestment of dividends and other distributions. Due to financial statement adjustments, returns may differ. Past performance is not a guarantee of future results. A glossary of terms can be found on page 5.
[3]	Benchmark S&P 500.
[4]	Source: NCREIF Property Index (NPI) Trends Report, Q3 2017. One basis point is equal to 1/100th of 1%, or 0.01%.
[5]	Source: Aon Hewitt Investment Consulting. Fund size based on Gross Asset Value (GAV). Fund holdings as of 10/2/17. Fund allocation, sector, and geographic diversification are subject to change.
[6]	Source: FTSE NAREIT U.S. Equity REIT Index.

Past performance is no guarantee of future results. All metrics are based on load waived Class A shares and does not reflect a maximum sales charge of 5.75% for Class A shares. If the data reflected the deduction of such fees, the performance would be lower. The Fund offers five share classes: GIREX - Class A, GCREX - Class C, GRIFX - Class I, GLREX - Class L, and GMREX -Class M. For more information on the differences in share classes, refer to the applicable prospectus, which can be found at: www.griffincapital.com.

FUND PERFORMANCE SINCE INCEPTION (6/30/2014 TO 11/30/2017)

Growth of a $10,000 Investment

Performance Metrics	Cumulative Return	Annualized Return	Std Dev	Sharpe Ratio	Alpha	Beta
Griffin Institutional Access Real Estate Fund	27.72	7.42	1.98	3.57	5.98	0.08
Bloomberg Barclays U.S. Aggregate Bond Index	8.47	2.41	2.78	0.73	2.33	-0.03
S&P 500	45.13	11.52	9.83	1.13	0.00	1.00

Risk & Return

Source: Morningstar Direct. Performance reflects the reinvestment of dividends or other distributions. A glossary of terms can be found on page 5.

Past performance is no guarantee of future results. All metrics are based on load waived Class A shares and does not reflect a maximum sales charge of 5.75% for Class A shares. If the data reflected the deduction of such fees, the performance would be lower. The Fund offers five share classes: GIREX - Class A, GCREX - Class C, GRIFX - Class I, GLREX - Class L, and GMREX - Class M. For more information on the differences in share classes, refer to the applicable prospectus, which can be found at: www.griffincapital.com.

“Slow growth and low interest rates create an excellent environment for commercial real estate, and we look forward to capitalizing on future opportunities to generate strong riskadjusted returns for our shareholders.”

(Investor Update continued)

U.S. REITs have grown increasingly attractive over the past quarter, and as such we slightly increased our portfolio’s exposure. Currently, the implied cap rate for REITs is 5.7%,7 which is roughly 81 basis points above the 3Q17 NCREIF Property Index (NPI)8 cap rate. This relative valuation gap indicates that public REITs are undervalued relative to their private peers. Should this imbalance persist, we would expect to see an increase in the frequency of public to private trades, such as Brookfield’s announcement to take GGP Inc. private. During the third quarter, e-commerce and logistics companies continued to drive unprecedented demand for industrial properties. The overall industrial vacancy rate declined to 3.93% during the quarter—the second lowest level since 2001—while recent NOI growth rose to levels unseen since 2000.8 Office fundamentals continue to benefit from an overall expanding economy led by growth in technology, financial services, and government and co-working segments. We expect this sector to continue to see outsized growth as leases signed 5+ years ago are renegotiated within a much more favorable environment for landlords. This has translated into trailing four quarter NOI growth for office assets of 7.85%,8 nearly four times the historical average. National socioeconomic conditions continued to support multifamily demand. Overall, the U.S. vacancy rate is still near its cyclical bottom, and the homeownership rate of 63.9%9 is still near the 50-year low. We expect tax reform will do little to shift these trends since Trump’s proposed tax plan is less friendly to homeowners.

We are proud of our performance to date. Our Sharpe ratio of 3.57 since inception10 is more than three times the S&P 500. Further, our standard deviation of 1.9810 was less than that of the Bloomberg Barclays Aggregate Bond Index over the same period. Despite continued geopolitical uncertainties, we are more informed than we were even one quarter ago. Jerome Powell will be the next Federal Reserve Chair, and we have more information related to tax reform. The Chicago Board Options Exchange Volatility Index (VIX), a measure of market volatility, reached an all-time end of day low during the fourth quarter,11 a testament to the confidence market participants have shown. Further, the economy has yet to exhibit typical late-cycle characteristics that indicate a low probability of a recession. Slow growth and low interest rates create an excellent environment for commercial real estate, and we look forward to capitalizing on future opportunities to generate strong risk-adjusted returns for our shareholders. On behalf of the entire Griffin Team, we thank you for your continued confidence.

On behalf of the entire Griffin Capital team, we thank you for your continued confidence in the Fund.

Sincerely,

Randy I. Anderson, Ph.D., CRE
Portfolio Manager

Griffin Institutional Access Real Estate Fund

7	Source: Citi Research, 11/9/2017.
8	Source: NCREIF Property Index (NPI) Trends Report, Q3 2017.
9	Source: Bloomberg as of 9/30/17.
10	Source: Morningstar as of 11/30/17.
11	Source: Morningstar Direct as of 11/3/17.

Griffin Institutional Access Real Estate Fund (the “Fund”) is a closed-end interval fund. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at net asset value. The Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Fund and should be viewed as a long-term investment.

Page Intentionally Blank

GLOSSARY

Alpha: A measure of risk-adjusted return implying how much a fund/manager outperformed its benchmark, given its risk profile.

Beta: A measure of systematic risk (volatility), or the sensitivity of a fund to movements in a benchmark. A beta of 1 implies that you can expect the movement of a fund's return series to match that of the benchmark used to measure beta. A value of less than 1 implies that the fund is less volatile than the index.

Bloomberg Barclays U.S. Aggregate Bond Index: Measures the performance of the U.S. investment grade bond market.

Chicago Board Options Exchange Volatility Index (VIX): A key measure of market expectations of near-term volatility conveyed by S&P 500 stock index option prices.

Correlation: A statistical measure of how two securities move in relation to each other. A correlation ranges from -1 to 1. A positive correlation of 1 implies that as one security moves, either up or down, the other security will move in lockstep, in the same direction. A negative correlation of -1 indicates that the securities will move in the opposite direction. If the correlation is 0, the movements of the securities are said to have no correlation; they are completely random.

FTSE NAREIT U.S. All Equity REIT Index: Contains all tax-qualified real estate investment trusts (REITs) with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property that also meet minimum size and liquidity criteria.

Net Asset Value (NAV): Represents a fund's per-share price. NAV is calculated by dividing a fund's total net assets by its number of shares outstanding.

Net Operating Income (NOI): A calculation used to analyze real estate investments that generate income. Net operating income equals all revenue from the property minus necessary operating expenses.

NCREIF Property Index (NPI): A quarterly, unleveraged composite total return index for private commercial real estate properties held for investment purposes only. All properties in the NPI have been acquired, at least in part, on behalf of tax-exempt institutional investors and held in a fiduciary environment.

S&P 500: An index based on market cap of the 500 largest companies having stock listed on the New York Stock Exchange (NYSE) or NASDAQ.

Sharpe Ratio: Measures risk-adjusted returns by calculating the excess return (above the risk free rate) per unit of risk (standard deviation). The higher the ratio, the better the risk-adjusted returns. The average 3 month U.S. Treasury T-bill auction was used as the risk free rate in this material.

Standard Deviation: Measures the average deviations of a return series from its mean, and is often used as a measure of volatility/risk. A large standard deviation implies that there have been large swings in the return series of the manager.

DISCLOSURES

All Morningstar calculations and metrics are based on monthly data. CALCULATIONS AND METRICS REFLECT A LOAD WAIVED, CLASS A SHARE (GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND). Investors of the load waived class A share do not pay a front-end sales load.

You cannot invest directly in an index. Index performance does not represent actual Fund or portfolio performance. A fund or portfolio may differ significantly from the securities included in the index. Index performance assumes reinvestment of dividends but does not reflect any management fees, transaction costs or other expenses that would be incurred by a fund or portfolio, or brokerage commissions on transactions in fund shares. Such fees, expenses, and commissions could reduce returns.

Private real estate funds, like the other securities in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle and also may employ leverage such that their returns are more than one times that of their benchmark which will amplify losses suffered by the Fund when compared to unleveraged investments.

The Fund's investments may be negatively affected by the broad investment environment and capital markets in which the Fund invests, including the real estate market, the debt market and/or the equity securities market. The value of the Fund's investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund's shares to increase or decrease. The Fund is "nondiversified" under the Investment Company Act of 1940 since changes in the financial condition or market value of a single issuer may cause a greater fluctuation in the Fund's net asset value than in a "diversified" fund. However, at times the Fund may temporarily operate as "diversified." The Fund is not intended to be a complete investment program.

Investors in the Fund should understand that the net asset value ("NAV") of the Fund will fluctuate, which may result in a loss of the principal amount invested. The Fund is a closed-end interval fund that provides liquidity to shareholders through a quarterly repurchase offer. The Repurchase Offer Amount will be no less than 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. The sale of securities could reduce the market price of those securities, which in turn would reduce the Fund's net asset value. Currently, no secondary market exists for the Fund's shares, and the Fund expects that no secondary market will develop.

The Fund's investment in Private Investment Funds will require it to bear a pro rata share of the vehicles' expenses, including management and performance fees. Also, once an investment is made in a Private Investment Fund, neither the Advisor nor any Sub-Advisor will be able to exercise control over investment decisions made by the Private Investment Fund. The Fund will not invest in real estate directly, but, because the Fund will concentrate its investments in securities of REITs and other real estate industry issuers, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of companies engaged in the real estate industry is affected by: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage.

DISCLOSURES

The investment funds and managers listed herein are a representative sample of the investment funds and managers in which Griffin Institutional Access Real Estate Fund is invested in as of 10/02/17: Clarion Lion Properties Fund 12.79%; Morgan Stanley Prime Property Fund 12.13%; Prudential PRISA 11.24%; CBRE US Core Partners 4.65%; Clarion Lion Industrial Trust 4.65%; Guggenheim US Property Fund 3.96%; Simon Property Group Inc. 1.06%; Equinix, Inc. 0.94%; Prologis, Inc. 0.78%; AvalonBay Communities Inc. 0.68%; Boston Properties 0.56%. Neither Griffin Institutional Access Real Estate Fund, Griffin Capital nor ALPS Distributors, Inc. is affiliated with any investment fund or manager listed herein.

By investing in the Fund, a shareholder will not be deemed to be an investor in any underlying fund and will not have the ability to exercise any rights attributable to an investor in any such underlying fund related to their investment.

As of 11/30/17 the Fund has returned 7.42% (annualized) since inception. The Fund's inception date was 6/30/2014. The total gross expense ratio is 2.42% for Class A, 3.17% for Class C, 2.17% for Class I, 2.67% for Class L, and 2.92% for Class M. Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. The maximum sales charge is 5.75% for Class A shares and 4.25% for Class L shares. Class C shareholders may be subject to a contingent deferred sales charge equal to 1.00% of the original purchase price of Class C shares redeemed during the first 365 days after their purchase. The Fund has contractually agreed to waive its fees to the extent that they exceed 1.91 % for Class A, 2.66% for Class C, 1.66% for Class I , and 2.41% for Class M until February 1,2018. The Fund has contractually agreed to waive its fees to the extent that they exceed 2.16% for Class L until May 31,2018. Without the waiver, the expenses would have been higher. The Fund's return does not reflect the deduction of all fees and if the Fund return reflected the deduction of such fees, the performance would be lower.

Visit www.griffincapitalxom for current performance.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Current performance of Griffin Institutional Access Real Estate Fund may be lower or higher than the performance quoted. The most recent month end performance is available at www.griffincapital.com. Performance data uses a load-waived, Class A share and does not reflect a maximum sales charge of 5.75% for Class A shares. If the data reflected the deduction of such fees, the performance would be lower.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned herein. The subject matter contained herein has been derived from several sources believed to be reliable and accurate at the time of compilation. Griffin Capital Securities, LLC does not accept any liability for losses either direct or consequential caused by the use of this information.

Distribution Policy Risk: The Fund's distribution policy is to make quarterly distributions to shareholders. All or a portion of a distribution may consist solely of a return of capital (i.e. from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. Sources of distributions to shareholders for tax reporting purposes will depend upon the Fund's investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. Pursuant to Section 852 of the Internal Revenue Code, the taxability of distributions will be reported on Form 1099-DIV.

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND

NOTICE OF QUARTERLY REPURCHASE OFFER

If you own shares through a broker and wish to sell your shares, contact your broker or financial professional.

**IF YOU DO NOT WISH TO SELL YOUR SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE**

December 27, 2017

Dear Griffin Institutional Access Real Estate Fund Shareholder,

Thank you for your investment. The purpose of this Notice is to announce the quarterly repurchase offer for the Griffin Institutional Access Real Estate Fund (the “Fund”). Quarterly repurchase offers provide shareholders with access to their assets and a degree of liquidity. You will receive a notice similar to this once per quarter. The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer period.

The repurchase offer period will begin on December 27, 2017 and end on February 5, 2018. If you own shares through a Broker/Dealer or Adviser, please contact your financial professional.

Class C shareholders who tender for repurchase of such shareholder’s Class C shares that have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund's distributor out of the repurchase proceeds. Shares acquired through the Fund’s Automatic Investment Program, reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. If you wish to tender shares, your financial professional will provide you with specific instructions.

All Repurchase Requests must be completed in proper form and received by the Fund’s Transfer Agent by 4:00 p.m., Eastern Time, on Monday, February 5, 2018, to be effective.

For details of the offer, please refer to the attached Repurchase Offer document or you may call us at 1-888-926-2688.

Sincerely,

Griffin Institutional Access Real Estate Fund

The Repurchase Request Deadline will be strictly observed. If you fail to submit your repurchase request in proper form to the Transfer Agent prior to the Repurchase Request Deadline, the Fund will not repurchase your shares or a portion thereof until a subsequent quarterly repurchase offer, at which time you must submit a new repurchase request for that offer. Shares would be subject to NAV fluctuation during that time.

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND

REPURCHASE OFFER

1. The Offer. Griffin Institutional Access Real Estate Fund (the “Fund”) is offering to repurchase, for cash, up to five percent (5%) of its issued and outstanding shares (Class A, Class C, Class I, Class L and Class M shares) at a price equal to the net asset value (“NAV”) as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a level of liquidity to shareholders since no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund's currently effective prospectus and statement of additional information.

2. Net Asset Value. The Fund’s NAV on December 20, 2017, of the Class A shares (GIREX) was $26.98 per share, of the Class C shares (GCREX) was $26.52 per share, of the Class I shares (GRIFX) was $27.14 per share, of the Class L shares (GLREX) was $26.96 per share and of the Class M shares (GMREX) was $26.83 per share. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date (defined below). The Fund’s NAV can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you return your Repurchase Request Form. The current NAV may be obtained by calling 1-888-926-2688 and asking for the most recent price or by visiting http://www.griffincapital.com. The shares of the Fund are not traded on any organized market or securities exchange.

3. Repurchase Request Deadline. All Repurchase Requests must be received in proper form by 4:00 p.m., Eastern Time, on February 5, 2018.

4. Repurchase Pricing Date. The NAV used to calculate the repurchase price will be determined on February 5, 2018 (the “Repurchase Pricing Date”). This may be higher or lower than the NAV on the date on which you return your Repurchase Request Form.

5. Payment for Shares Repurchased. The Fund expects to make payments for all shares repurchased the day following the Repurchase Pricing Date. In any event, the Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee.

6. Increase in Number of Shares Repurchased. If shareholders tender for repurchase more than five percent (5%) of the Fund’s outstanding shares (“Repurchase Offer Amount”), the Fund may, but is not required to, repurchase an additional amount of shares not to exceed two percent (2%) of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred (100) shares and who tender all of their shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is your obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan.

7. Withdrawal or Modification. Tenders of shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on February 5, 2018.

8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board, including a majority of the independent Trustees, and only in the following limited circumstances:

•	If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

•	For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;

•	For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the Fund's NAV of each of the Fund’s Class A, Class C, Class I, Class L and Class M shares; and

•	For any other periods that the U.S. Securities and Exchange Commission may permit by order for the protection of shareholders.

9. Tax Consequences. You should review the tax information in the Fund's prospectus and statement of additional information and consult with your tax adviser regarding any specific consequences, including potential state and local tax consequences, of participating in the repurchase. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held by you.

10. Contingent Deferred Sales Charges on Class C Shares. Class A, Class I, Class L and Class M shareholders are not subject to a contingent deferred sales charge. Class C shareholders who tender for repurchase of such shareholder’s Class C shares that have been held less than 365 days after purchase, as of the time of repurchase, will be subject to a contingent deferred sales charge of 1.00% of the original purchase price which is payable to the Fund's distributor out of the repurchase proceeds. The Fund or its designee may waive the imposition of the contingent deferred sales charge in the following shareholder situations: (1) shareholder death or (2) shareholder disability. Any such waiver does not imply that the contingent deferred sales charge will be waived at any time in the future or that such contingent deferred sales charge will be waived for any other shareholder. Shares acquired through the Fund’s Automatic Investment Program, reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge.

11. No Redemption Fee. No redemption fees will apply if you sell your shares pursuant to the Fund’s quarterly repurchase program. As stated above, a contingent deferred sales charge may apply to Class C shares tendered for repurchase.

12. Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund's counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders. The Fund's interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, the Investment Adviser, the Sub-Advisers, the Transfer Agent, the Fund's Distributor, nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Investment Adviser, the Sub-Advisers, nor the Fund's Distributor, is or will be obligated to ensure that your financial consultant, or any broker-dealer or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund's currently effective prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For additional information about this Repurchase Offer, contact your financial consultant.